Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 23,526,000	$ 26,307,000		$ 18,891,000
Accounts receivable, net	12,928,000	8,923,000		384,000
Receivables - other, net	2,068,000	1,846,000		0
Inventory, net	5,610,000	5,135,000		1,287,000
Unbilled revenue	185,000	189,000		142,000
VAT receivable	357,000	342,000		433,000
Prepaid expenses	404,000	640,000		46,000
Notes receivable due from related party	260,000	256,000		0
Total Current Assets	45,338,000	43,638,000		21,183,000
Property and equipment, net	3,846,000	3,989,000		1,246,000
Goodwill	731,000	731,000		0	$ 0
Intangible assets, net	13,725,000	14,423,000		50,000
Operating right of use assets, net	1,303,000	1,566,000		855,000
Finance lease right-of-use assets, net	18,000	22,000		0
Deposits	39,000	39,000		0
Prepaid expenses, net of current portion	61,000	61,000		49,000
Total Other Assets	15,877,000	16,842,000		6,215,000
Total Assets	65,061,000	64,469,000		28,644,000
Current Liabilities
Accounts payable and accrued expenses	14,893,000	13,176,000		1,523,000
Contract liabilities	140,000	42,000		36,000
Notes payable	233,000	312,000		60,000
Due to related party	42,000	18,000		28,000
Operating lease liabilities	532,000	532,000		209,000
Current portion, Finance Lease Liability	20,000	18,000		0
Income taxes payable	90,000	139,000		94,000
Total Current Liabilities	15,950,000	14,237,000		2,062,000
Long Term Liabilities:
Long-term portion of notes payable	1,165,000	1,211,000		156,000
Long-term portion of lease liabilities, operating lease	853,000	929,000		650,000
Long-term portion of lease liabilities, finance lease	0	5,000		0
Total Liabilities	17,968,000	16,382,000		2,868,000
Commitments and Contingencies
Equity
Preferred stock ($0.0001 par value; 3,333,333 shares authorized)	0	0		0
Common stock ($0.0001 par value; 50,000,000 shares authorized, 18,724,596 and 18,724,596 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively)	2,000	2,000		1,000
Additional paid-in capital	67,717,000	67,170,000		56,963,000
Accumulated deficit	(36,406,000)	(34,925,000)		(31,147,000)
Accumulated other comprehensive loss	(90,000)	(63,000)		(41,000)
Equity attributable to NextPlat Corp stockholders	31,223,000	32,184,000		25,776,000
Equity attributable to non-controlling interests	15,870,000	15,903,000		0
Total Equity	47,093,000	48,087,000	$ 24,627,000	25,776,000	$ 17,531,000
Total Liabilities and Equity	$ 65,061,000	$ 64,469,000		$ 28,644,000